Employee Benefit Plans (Tables)	Nov. 18, 2019
Retirement Benefits [Abstract]
Pension plan and other postretirement benefit plan obligations and plan assets and includes a statement of the plans funded status
The following table summarizes the changes in pension plan and other postretirement benefit plan obligations and plan assets and includes a statement of the plans’ funded status for Dominion Energy and Dominion Energy Gas (for employees represented by collective bargaining units):

	Pension Benefits		Other Postretirement Benefits
Year Ended December 31,	2018	2017	2018	2017
(millions, except percentages)
Dominion Energy
Changes in benefit obligation:
Benefit obligation at beginning of year	$9,052	$8,132	$1,529	$1,478
Service cost	157	138	27	26
Interest cost	337	345	56	60
Benefits paid	(358)	(323)	(87)	(83)
Actuarial (gains) losses during the year	(688)	830	(158)	119
Plan amendments (1)	—	5	(4)	(73)
Settlements and curtailments (2)	—	(75)	—	2

Benefit obligation at end of year	$8,500	$9,052	$1,363	$1,529

Changes in fair value of plan assets:
Fair value of plan assets at beginning of year	$8,062	$7,016	$1,729	$1,512
Actual return (loss) on plan assets	(513)	1,327	(92)	236
Employer contributions	6	118	12	13
Benefits paid	(358)	(323)	(68)	(32)
Settlements (2)	—	(76)	—	—

Fair value of plan assets at end of year	$7,197	$8,062	$1,581	$1,729

Funded status at end of year	$(1,303)	$(990)	$218	$200

Amounts recognized in the Consolidated Balance Sheets at December 31:
Noncurrent pension and other postretirement benefit assets	$1,003	$1,117	$276	$261
Other current liabilities	(34)	(8)	(2)	—
Noncurrent pension and other postretirement benefit liabilities	(2,272)	(2,099)	(56)	(61)

Net amount recognized	$(1,303)	$(990)	$218	$200

Significant assumptions used to determine benefit obligations as of December 31:
Discount rate	4.42%–4.43%	3.80%–3.81%	4.37%–4.38%	3.76%
Weighted average rate of increase for compensation	4.32%	4.09%	4.30%-4.55%	3.95%-4.11%

Dominion Energy Gas
Changes in benefit obligation:
Benefit obligation at beginning of year	$773	$683	$290	$320
Service cost	18	15	4	4
Interest cost	29	30	11	12
Benefits paid	(34)	(33)	(18)	(19)
Actuarial (gains) losses during the year	(56)	78	(27)	34
Plan amendments (1)	—	—	(4)	(61)

Benefit obligation at end of year	$730	$773	$256	$290

Changes in fair value of plan assets:
Fair value of plan assets at beginning of year	$1,803	$1,542	$333	$299
Actual return (loss) on plan assets	(113)	294	(16)	41
Employer contributions	—	—	12	12
Benefits paid	(34)	(33)	(18)	(19)

Fair value of plan assets at end of year	$1,656	$1,803	$311	$333

Funded status at end of year	$926	$1,030	$55	$43

Amounts recognized in the Consolidated Balance Sheets at December 31:
Noncurrent pension and other postretirement benefit assets	$310	$347	$63	$57
Noncurrent assets of discontinued operations	616	683	—	—
Noncurrent liabilities of discontinued operations	—	—	(8)	(14)

Net amount recognized	$926	$1,030	$55	$43

Significant assumptions used to determine benefit obligations as of December 31:
Discount rate	4.42%	3.81%	4.37%	3.76%
Weighted average rate of increase for compensation	4.55%	4.11%	n/a	n/a

(1)	2017 amounts relate primarily to a plan amendment that changed post-65 retiree medical coverage for certain current and future Local 69 retirees effective July 1, 2017.

(2)	2017 amount relates primarily to settlement and curtailment as a result of the voluntary and involuntary separation programs at Dominion Energy Questar.

Benefit obligation in excess of plan asset
The following table provides information on the benefit obligations and fair value of plan assets for plans with a benefit obligation in excess of plan assets for Dominion Energy and Dominion Energy Gas (for employees represented by collective bargaining units):

	Pension Benefits		Other Postretirement Benefits
As of December 31,	2018	2017	2018	2017
(millions)
Dominion Energy
Benefit obligation	$7,705	$8,209	$164	$191
Fair value of plan assets	5,398	6,103	136	156

Dominion Energy Gas
Benefit obligation	$—	$—	$134	$157
Fair value of plan assets	—	—	126	143

Accumulated benefit obligation in excess of plan assets
The following table provides information on the ABO and fair value of plan assets for Dominion Energy’s pension plans with an ABO in excess of plan assets:

As of December 31,	2018	2017
(millions)
Accumulated benefit obligation	$7,056	$7,392
Fair value of plan assets	5,398	6,103

Benefit payments expected future service
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for Dominion Energy and Dominion Energy Gas’ (for employees represented by collective bargaining units) plans:

	Estimated Future Benefit Payments
	Pension Benefits	Other Postretirement Benefits
(millions)
Dominion Energy
2019	$407	$98
2020	405	99
2021	426	99
2022	442	99
2023	465	98
2024-2028	2,548	461

Dominion Energy Gas
2019	$37	$19
2020	39	19
2021	40	19
2022	42	19
2023	43	19
2024-2028	223	90

Fair values of pension and post retirement plan assets by asset category
The fair values of Dominion Energy and Dominion Energy Gas’ (for employees represented by collective bargaining units) pension plan assets by asset category are as follows:

At December 31,	2018				2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
Dominion Energy
Cash and cash equivalents	$17	$1	$—	$18	$18	$—	$—	$18
Common and preferred stocks:
U.S.	1,645	—	—	1,645	1,902	—	—	1,902
International	1,061	—	—	1,061	1,151	—	—	1,151
Insurance contracts	—	318	—	318	—	352	—	352
Corporate debt instruments	23	729	—	752	41	729	—	770
Government securities	25	605	—	630	9	676	—	685

Total recorded at fair value	$2,771	$1,653	$—	$4,424	$3,121	$1,757	$—	$4,878

Assets recorded at NAV (1) :
Common/collective trust funds				1,849				2,272
Alternative investments:
Real estate funds				108				111
Private equity funds				633				606
Debt funds				155				161
Hedge funds				17				19

Total recorded at NAV				$2,762				$3,169

Total investments (2)				$7,186				$8,047

Dominion Energy Gas
Cash and cash equivalents	$4	$—	$—	$4	$4	$—	$—	$4
Common and preferred stocks:
U.S.	378	—	—	378	425	—	—	425
International	244	—	—	244	257	—	—	257
Insurance contracts	—	73	—	73	—	79	—	79
Corporate debt instruments	5	168	—	173	9	163	—	172
Government securities	6	139	—	145	2	151	—	153

Total recorded at fair value	$637	$380	$—	$1,017	$697	$393	$—	$1,090

Assets recorded at NAV (1) :
Common/collective trust funds				425				509
Alternative investments:
Real estate funds				25				25
Private equity funds				146				135
Debt funds				36				36
Hedge funds				4				4

Total recorded at NAV				$636				$709

Total investments (3)				$1,653				$1,799

(1)	These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

(2)
Excludes net assets related to pending sales of securities of $12 million, net accrued income of $21 million, and includes net assets related to pending purchases of securities of $22 million at December 31, 2018. Excludes net assets related to pending sales of securities of $11 million, net accrued income of $19 million, and includes net assets related to pending purchases of securities of $15 million at December 31, 2017.

(3)
Excludes net assets related to pending sales of securities of $3 million, net accrued income of $5 million, and includes net assets related to pending purchases of securities of $5 million at December 31, 2018. Excludes net assets related to pending sales of securities of $3 million, net accrued income of $4 million, and includes net assets related to pending purchases of securities of $3 million at December 31, 2017.

The fair values of Dominion Energy and Dominion Energy Gas’ (for employees represented by collective bargaining units) other postretirement plan assets by asset category are as follows:

At December 31,	2018				2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
Dominion Energy
Cash and cash equivalents	$1	$1	$—	$2	$1	$2	$—	$3
Common and preferred stocks:
U.S.	554	—	—	554	636	—	—	636
International	170	—	—	170	196	—	—	196
Insurance contracts	—	19	—	19	—	21	—	21
Corporate debt instruments	1	44	—	45	2	44	—	46
Government securities	2	37	—	39	1	41	—	42

Total recorded at fair value	$728	$101	$—	$829	$836	$108	$—	$944

Assets recorded at NAV (1) :
Common/collective trust funds				650				689
Alternative investments:
Real estate funds				10				9
Private equity funds				80				73
Debt funds				10				11
Hedge funds				1				1

Total recorded at NAV				$751				$783

Total investments (2)				$1,580				$1,727

Dominion Energy Gas
Common and preferred stocks:
U.S.	$113	$—	$—	$113	$130	$—	$—	$130
International	30	—	—	30	33	—	—	33

Total recorded at fair value	$143	$—	$—	$143	$163	$—	$—	$163

Assets recorded at NAV (1) :
Common/collective trust funds				148				154
Alternative investments:
Real estate funds				2				1
Private equity funds				18				15
Debt funds				—				—

Total recorded at NAV				$168				$170

Total investments				$311				$333

(1)	These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

(2)
Excludes net assets related to pending sales of securities of $1 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $2 million at December 31, 2018. Excludes net assets related to pending sales of securities of $1 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $1 million at December 31, 2017.

Net periodic benefit (credit) cost and amounts recognized in other comprehensive income and regulatory assets and liabilities	The components of the provision for net periodic benefit (credit) cost and amounts recognized in other comprehensive income and regulatory assets and liabilities for Dominion Energy and Dominion Energy Gas’ (for employees represented by collective bargaining units) plans are as follows:

	Pension Benefits			Other Postretirement Benefits
Year Ended December 31,	2018	2017	2016	2018	2017	2016
(millions, except percentages)
Dominion Energy
Service cost	$157	$138	$118	$27	$26	$31
Interest cost	337	345	317	56	60	65
Expected return on plan assets	(663)	(639)	(573)	(143)	(128)	(118)
Amortization of prior service (credit) cost	1	1	1	(52)	(51)	(35)
Amortization of net actuarial loss	193	162	111	11	13	8
Settlements and curtailments	—	—	1	—	—	—

Net periodic benefit (credit) cost	$25	$7	$(25)	$(101)	$(80)	$(49)

Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss	$490	$142	$931	$78	$12	$178
Prior service (credit) cost	—	5	—	(4)	(73)	(216)
Settlements and curtailments	—	1	(1)	—	2	—
Less amounts included in net periodic benefit cost:
Amortization of net actuarial loss	(193)	(162)	(111)	(11)	(13)	(8)
Amortization of prior service credit (cost)	(1)	(1)	(1)	52	51	35

Total recognized in other comprehensive income and regulatory assets and liabilities	$296	$(15)	$818	$115	$(21)	$(11)

Significant assumptions used to determine periodic cost:
Discount rate	3.80%-3.81%	3.31%-4.50%	2.87%-4.99%	3.76%	3.92%-4.47%	3.56%-4.94%
Expected long-term rate of return on plan assets	8.75%	8.75%	8.75%	8.50%	8.50%	8.50%
Weighted average rate of increase for compensation	4.09%	4.09%	4.22%	3.95%-4.11%	3.29%	4.22%
Healthcare cost trend rate (1)				7.00%	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate) (1)				5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate (1)(2)				2022	2021	2020

Dominion Energy Gas
Service cost	$18	$15	$13	$4	$4	$5
Interest cost	29	30	30	11	12	14
Expected return on plan assets	(150)	(141)	(134)	(28)	(24)	(23)
Amortization of prior service (credit) cost	—	—	—	(4)	(3)	1
Amortization of net actuarial loss	19	16	13	3	2	1

Net periodic benefit (credit) cost	$(84)	$(80)	$(78)	$(14)	$(9)	$(2)

Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss	$207	$(75)	$91	$16	$18	$28
Prior service cost	—	—	—	(4)	(61)	—
Less amounts included in net periodic benefit cost:
Amortization of net actuarial loss	(19)	(16)	(13)	(3)	(2)	(1)
Amortization of prior service credit (cost)	—	—	—	4	3	(1)

Total recognized in other comprehensive income and regulatory assets and liabilities	$188	$(91)	$78	$13	$(42)	$26

Significant assumptions used to determine periodic cost:
Discount rate	3.81%	4.50%	4.99%	3.81%	4.47%	4.93%
Expected long-term rate of return on plan assets	8.75%	8.75%	8.75%	8.50%	8.50%	8.50%
Weighted average rate of increase for compensation	4.11%	4.11%	3.93%	4.55%	4.11%	3.93%
Healthcare cost trend rate (1)				7.00%	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate) (1)				5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate (1)				2022	2021	2020

(1)	Assumptions used to determine net periodic cost for the following year.
(2)	The Society of Actuaries model used to determine healthcare cost trend rates was updated in 2014. The new model converges to the ultimate trend rate much more quickly than previous models.

Components of AOCI and regulatory assets and liabilities that have not been recognized as components of periodic benefit (credit) cost
The components of AOCI and regulatory assets and liabilities for Dominion Energy and Dominion Energy Gas’ (for employees represented by collective bargaining units) plans that have not been recognized as components of net periodic benefit (credit) cost are as follows:

	Pension Benefits		Other Postretirement Benefits
At December 31,	2018	2017	2018	2017
(millions)
Dominion Energy
Net actuarial loss	$3,477	$3,181	$350	$283
Prior service (credit) cost	7	8	(393)	(440)

Total (1)	$3,484	$3,189	$(43)	$(157)

Dominion Energy Gas
Net actuarial loss	$555	$367	$89	$76
Prior service (credit) cost	—	—	(52)	(52)

Total (2)	$555	$367	$37	$24

(1)
As of December 31, 2018, of the $3.5 billion and $(43) million related to pension benefits and other postretirement benefits, $2.0 billion and $(41) million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities. As of December 31, 2017, of the $3.2 billion and $(157) million related to pension benefits and other postretirement benefits, $1.9 billion and $(87) million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities.

(2)
As of December 31, 2018, of the $555 million related to pension benefits, $200 million is included in AOCI, with the remainder included in noncurrent assets of discontinued operations; of the $37 million related to other postretirement benefits, $22 million is included in noncurrent assets of discontinued operations with the remainder included in regulatory assets and liabilities. As of December 31, 2017, of the $367 million related to pension benefits, $134 million is included in AOCI, with the remainder included in noncurrent assets of discontinued operations; of the $24 million related to other postretirement benefits, $25 million is included in noncurrent assets of discontinued operations with the difference
 included in regulatory liabilities.

Components of AOCI and regulatory assets and liabilities that are expected to be amortized as components of periodic benefit cost in 2019
The following table provides the components of AOCI and regulatory assets and liabilities for Dominion Energy and Dominion Energy Gas’ (for employees represented by collective bargaining units) plans as of December 31, 2018 that are expected to be amortized as components of net periodic benefit (credit) cost in 2019:

	Pension Benefits	Other Postretirement Benefits
(millions)
Dominion Energy
Net actuarial loss	$155	$18
Prior service (credit) cost	1	(52)
Dominion Energy Gas
Net actuarial loss	$19	$4
Prior service (credit) cost	—	(4)

Effect of one percentage point change on benefit plans	A one percentage point change in assumed healthcare cost trend rates would have had the following effects for Dominion Energy and Dominion Energy Gas’ (for employees represented by collective bargaining units) other postretirement benefit plans:

	Other Postretirement Benefits
	One percentage point increase	One percentage point decrease
(millions)
Dominion Energy
Effect on net periodic cost for 2019	$20	$(16)
Effect on other postretirement benefit obligation at December 31, 2018	130	(110)
Dominion Energy Gas
Effect on net periodic cost for 2019	$4	$(3)
Effect on other postretirement benefit obligation at December 31, 2018	25	(22)